ACCOUNTS RECEIVABLE, NET (Details - Accounts receivable) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 27,660	$ 7,842
Allowance for credit loss	(390)	(150)	$ (500)
Accounts receivable, net	$ 27,270	$ 7,692